Derivative Liabilities (Details) - Schedule of Significant Unobservable Inputs Used for Calculation of Fair Value of the Additional Warrants	6 Months Ended
Jun. 30, 2023 $ / shares
Schedule of Significant Unobservable Inputs Used for Calculation of Fair Value of the Additional Warrants [Abstract]
Expected volatility	100.00%
Exercise price (in Dollars per share)	$ 2,020.00
Share price (in Dollars per share)	$ 750
Risk-free interest rate	5.40%
Dividend yield
Expected life	4 years 4 months 28 days
Weighted average cost of capital (WACC)	23.20%